Income taxes - Disclosure of deferred tax assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning	$ 0	$ 0	$ 0
Arising on a business combination	0	(49,442)
Recognized in profit or loss	0	49,442	0
Recognized in equity			0
Balance at ending	0	0	0
Net operating loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning	26,459	0	48,045
Arising on a business combination	0	0
Recognized in profit or loss	(9,590)	26,459	(48,045)
Recognized in equity			0
Balance at ending	16,869	26,459	0
Intangibles and development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning	(26,459)	0
Arising on a business combination		(49,442)
Recognized in profit or loss	9,590	22,983
Balance at ending	$ (16,869)	(26,459)	0
Impairment provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning		$ 0	(48,045)
Recognized in profit or loss			48,045
Recognized in equity			0
Balance at ending			$ 0